Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payables	$ 323,881	$ 402,115
Security deposit payable		2,191,991
Professional fee and others	170,701	444,130
Accrued expenses and other current liabilities	$ 494,582	$ 3,038,236